Short-term loan	12 Months Ended
Dec. 31, 2025
Short-term loan
Short-term loan

10Short-term loan

	As of December 31,
	2024	2025
	RMB	RMB	US$
Short-term bank borrowings	3,000	—	—

In March 2024, the Company borrowed a RMB denominated loan of RMB3,000 with a fixed interest rate of 4.9% for a one-year term from Shenzhen Zhongxiaodan Micro Credit Co., Ltd. The short-term loan of RMB3,000 was fully repaid in March 2025.